Shareholder Fees {- Fidelity® Series Value Discovery Fund}	Apr. 01, 2022 USD ($)
01.31 Fidelity Series Value Discovery Fund Series PRO-11 | Fidelity® Series Value Discovery Fund
Shareholder Fees:
(fees paid directly from your investment)	none